Domestic and Foreign Total Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 2,957,951	$ 2,155,551	$ 2,031,901
Domestic
Segment Reporting Information [Line Items]
Total revenues	2,912,115	2,113,068	1,987,228
Foreign
Segment Reporting Information [Line Items]
Total revenues	$ 45,836	$ 42,483	$ 44,673